Assets pledged and collateral (Tables)	12 Months Ended
Dec. 31, 2022
Assets pledged and collateral	Assets pledged
end of	2022	2021
CHF million
Total assets pledged or assigned as collateral	63,111	88,721
of which encumbered	25,445	39,105

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2022	2021
CHF million
Fair value of collateral received with the right to sell or repledge	150,198	289,898
of which sold or repledged	75,819	144,747

Schedule of Other Assets Pledged and Collateral
Other information
end of	2022	2021
CHF million
Swiss National Bank required minimum liquidity reserves	2,258	2,246
Other restricted cash, securities and receivables [1]	1,247	3,868
1
Includes cash, securities and receivables recorded on the Group’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Group’s consolidated balance sheet.

Bank
Assets pledged and collateral	Assets pledged
end of	2022	2021
CHF million
Total assets pledged or assigned as collateral	63,111	88,721
of which encumbered	25,445	39,105

Fair value of collateral received with the right to sell or repledge	Collateral
end of	2022	2021
CHF million
Fair value of collateral received with the right to sell or repledge	150,198	289,898
of which sold or repledged	75,819	144,747

Schedule of Other Assets Pledged and Collateral
Other information
end of	2022	2021
CHF million
Swiss National Bank required minimum liquidity reserves	2,258	2,246
Other restricted cash, securities and receivables [1]	812	3,423
1
Includes cash, securities and receivables recorded on the Group’s consolidated balance sheets and restricted under Swiss or foreign regulations for financial institutions; excludes restricted cash, securities and receivables held on behalf of clients which are not recorded on the Group’s consolidated balance sheet.